Commitments & Contingencies	6 Months Ended
Jun. 30, 2026
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 19 — COMMITMENTS & CONTINGENCIES

As of June 30, 2026 and December 31, 2025, the Company was not a party to any legal or administrative proceedings.

As of June 30, 2026, the Company had commitment as described in Notes 10 and 11 to the financial statements. To complete the 10% equity investment in K25.ai, the Company had commitment of $2,900,000 as of June 30, 2026.

The Company is also committed to honor its obligations pursuant to the convertible note agreements as described in Note 11.